Quarterly Financial Results (Unaudited) (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Contract revenue	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194	SFr 20,255	SFr 23,214
Total revenue	1,403	2,305	2,028	1,458	16,422	1,074	753	2,006	7,194	20,255	23,214
Operating expenses [Abstract]
Research & development expenses	(12,129)	(11,546)	(10,533)	(10,069)	(10,176)	(8,195)	(6,838)	(7,454)	(44,277)	(32,663)	(25,774)
General & administrative expenses	(3,761)	(2,930)	(3,065)	(2,711)	(3,058)	(2,519)	(2,168)	(2,386)	(12,467)	(10,131)	(7,896)
Total operating expenses	(15,890)	(14,476)	(13,598)	(12,780)	(13,234)	(10,714)	(9,006)	(9,840)	(56,744)	(42,794)	(33,670)
Operating loss	(14,487)	(12,171)	(11,570)	(11,322)	3,188	(9,640)	(8,253)	(7,834)	(49,550)	(22,539)	(10,456)
Finance result, net	(191)	(1,345)	427	(292)	976	847	(4,074)	(1,621)	(1,401)	(3,872)	3,360
Loss before tax	(14,678)	(13,516)	(11,143)	(11,614)	4,164	(8,793)	(12,327)	(9,455)	(50,951)	(26,411)	(7,096)
Income tax expense	0	0	0	0	0	0	0	0	0	0	0
Loss for the period	SFr (14,678)	SFr (13,516)	SFr (11,143)	SFr (11,614)	SFr 4,164	SFr (8,793)	SFr (12,327)	SFr (9,455)	SFr (50,951)	SFr (26,411)	SFr (7,096)
Net income/(loss) per share (EPS) [Abstract]
Basic (in CHF per share)					SFr 0.07	SFr (0.15)	SFr (0.22)	SFr (0.17)
Diluted (in CHF per share)					SFr 0.07	SFr (0.15)	SFr (0.22)	SFr (0.17)
Basic and diluted (in CHF per share)	SFr (0.22)	SFr (0.21)	SFr (0.19)	SFr (0.20)					SFr (0.82)	SFr (0.46)	SFr (0.14)
Weighted-average number of shares used to compute EPS [Abstract]
Basic (in shares)					57,266,088	57,164,145	57,048,187	56,855,987
Diluted (in shares)	67,553,262	64,862,822	57,423,650	57,368,015	58,396,586	57,164,145	57,048,187	56,855,987	61,838,228	57,084,295	50,096,859
Basic and diluted (in shares)	67,553,262	64,862,822	57,423,650	57,368,015	58,396,586	57,164,145	57,048,187	56,855,987	61,838,228	57,084,295	50,096,859